Shareholder Fees {- Pharmaceuticals Portfolio}	Apr. 29, 2021 USD ($)
02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-14 | Pharmaceuticals Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none